Document and Entity Information	Dec. 31, 2014
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Sep. 18, 2015
Document Effective Date	Sep. 21, 2015
Prospectus Date	May 01, 2015